Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Amortization expense	$ 190,608	$ 329,642	$ 381,216	$ 659,284	$ 1,338,951	$ 1,458,768
Impairments amount	459,683		459,683		4,246,830
Goodwill impairments	$ 757,283		$ 757,283		$ 10,401,218